Investment Securities - Amortized Cost and Estimated Fair Value of Securities Available-for-Sale (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 647,557	$ 673,226
Gross Unrealized Gains	742	8,159
Gross Unrealized Losses	16,464	2,636
Estimated Fair Value	631,835	678,749
Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,969	11,870
Gross Unrealized Gains	0	191
Gross Unrealized Losses	269	0
Estimated Fair Value	4,700	12,061
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	411,729	560,033
Gross Unrealized Gains	42	4,550
Gross Unrealized Losses	12,180	2,600
Estimated Fair Value	399,591	561,983
State, County and Municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	230,359	100,823
Gross Unrealized Gains	700	3,410
Gross Unrealized Losses	4,008	36
Estimated Fair Value	227,051	104,197
Other securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	500	500
Gross Unrealized Gains	0	8
Gross Unrealized Losses	7	0
Estimated Fair Value	$ 493	$ 508